Expenses by nature (Details 1) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Compensation expenses related to the LTIP	R$ 93,369	R$ 264,179	R$ 0
Taxes Paid	R$ 68,413